BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 3,859	$ 15,009	$ 29,006
Turnongreen Inc [Member]
Cash	320,000	112,000	258,000
Extended Product Warranty Accrual		54,000	$ 44,000
Warrant liability	$ 54,000	$ 54,000